Form N-CSR Cover	6 Months Ended
Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LOOMIS SAYLES FUNDS II
Entity Central Index Key	0000872649
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024